Description of Business - Non-Regulated (Details) - BECOL - Hydroelectric Power Generation	12 Months Ended
Dec. 31, 2024 station MW
Public Utilities, General Disclosures [Line Items]
Generating facilities | station	3
Generating capacity (MW) | MW	51
Long-term contract for electric power, term	50 years